Quarterly Results Of Operations	12 Months Ended
Jun. 30, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

17.    Quarterly Results of Operations (Unaudited)

The unaudited consolidated interim financial information presented should be read in conjunction with other information included in our consolidated financial statements. The following unaudited consolidated financial information reflects all adjustments necessary for the fair presentation of the results of interim periods. The following tables set forth selected unaudited quarterly financial information for each of our last eight quarters.

	2011
	(In thousands)
	Jun 30, 2011	Mar 31, 2011	Dec 31, 2010	Sep 30, 2010
Consolidated Quarterly Statements of Income
Revenues	$128,268	$130,293	$129,002	$134,871
Cost and expenses
Instructional costs and services	78,107	77,727	76,195	75,082
Selling, administrative, and other	52,324	36,763	35,177	50,498
Product development expenses	4,029	4,972	3,435	3,911

Total costs and expenses	134,460	119,462	114,807	129,491

Income (loss) from operations	(6,192)	10,831	14,195	5,380
Interest expense, net	(237)	(307)	(366)	(297)

Income (loss) before income taxes and noncontrolling interest	(6,429)	10,524	13,829	5,083
Income tax benefit (expense)	2,968	(5,260)	(6,119)	(2,931)

Net income (loss) before noncontrolling interest	(3,461)	5,264	7,710	2,152
Add net income attributable to noncontrolling interest	617	335	129	46

Net income (loss) — K12 Inc.	$(2,844)	$5,599	$7,839	$2,198

Net income (loss) attributable to common stockholders per share:
Basic	$(0.08)	$0.17	$0.24	$0.07

Diluted	$(0.08)	$0.16	$0.23	$0.07

Weighted average shares used in computing per share amounts:
Basic	34,460,563	30,958,807	30,565,683	30,343,696

Diluted	34,460,563	31,758,313	31,128,286	30,805,106

	2010
	(In thousands)
	Jun 30,	Mar 31,	Dec 31,	Sep 30,
	2010	2010	2009	2009
Consolidated Quarterly Statements of Income
Revenues	$88,321	$96,627	$93,197	$106,325
Cost and expenses
Instructional costs and services	55,868	56,479	51,589	58,093
Selling, administrative, and other	32,329	26,843	24,899	33,327
Product development expenses	1,999	2,924	2,415	2,238

Total costs and expenses	90,196	86,246	78,903	93,658

Income (loss) from operations	(1,875)	10,381	14,294	12,667
Interest expense, net	(289)	(361)	(324)	(357)

Income (loss) before income taxes and noncontrolling interest	(2,164)	10,020	13,970	12,310
Income tax benefit (expense)	427	(3,927)	(4,381)	(5,368)

Net income (loss) before noncontrolling interest	(1,737)	6,093	9,589	6,942
Add net income attributable to noncontrolling interest	412	36	49	141

Net income (loss) — K12 Inc.	$(1,325)	$6,129	$9,638	$7,083

Net income (loss) attributable to common stockholders per share:
Basic	$(0.04)	$0.20	$0.33	$0.24

Diluted	$(0.04)	$0.20	$0.32	$0.24

Weighted average shares used in computing per share amounts:
Basic	30,195,130	29,951,327	29,648,674	29,378,074

Diluted	30,195,130	30,352,974	29,974,642	29,948,550